Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended
	Nov. 15, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	May 31, 2026	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000237190
Account Value [Line Items]
Line Graph and Table Measure Name						(Regulatory Benchmark)
Accumulated Value	$ 10,000	$ 9,930	$ 10,251	$ 10,328	$ 10,759		$ 10,986	$ 11,325	$ 11,594	$ 11,823	$ 12,108	$ 12,265	$ 12,434	$ 12,695	$ 12,874	$ 12,851	$ 13,164
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,064	10,060	10,265	10,156		10,183	10,395	10,399	10,897	10,883	10,998	10,967	11,239	11,503	11,687	11,530
T. Rowe Index: Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name						(Strategy Benchmark)
Accumulated Value	$ 10,000	$ 9,991	$ 10,371	$ 10,455	$ 10,972		$ 11,218	$ 11,598	$ 11,885	$ 12,086	$ 12,385	$ 12,555	$ 12,702	$ 12,978	$ 13,114	$ 13,043	$ 13,356